Related Party Transactions (Details)	6 Months Ended
Sep. 30, 2020
Mr. Hongyu Zhang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder; director of various subsidiaries
HangZhou TianQi Network Technology Co. Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Common control by legal representative and shareholder of Taikexi, Mr, Mangyue Sun
Hangzhou Qianlu Information Technology Co. Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Common control by Mr. Hongyu Zhang
Hangzhou Yuao Investment Management Partnership (Yuao) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Common control by legal representative of Guanpeng
Mr. Limin Liu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chief Executive Officer